UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from January 1, 2006 to January 31, 2006

Commission File Number of issuing entity: 333-125485-22 RAMP Series 2006-NC1 Trust (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-125485

Residential Asset Mortgage Products, Inc.

(Exact name of depositor as specified in its charter)

Residential Funding Corporation

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o Residential Funding Corporation, as Master Servicer
8400 Normandale Lake Boulevard
Minneapolis, Minnesota 55437

(Address of principal executive offices of issuing entity)

None (I.R.S. Employer Identification No.) 55437 (Zip Code)

(952) 857-7000 (Telephone number, including area code) N/A (Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC1, in the classes specified herein	[___]	[___]	[ X ]	_______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes X_ No __

PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RAMP Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC1 (the "Certificates") dated January 26, 2006, and related Prospectus dated January 20, 2006 (collectively, the "Prospectus"), of the RAMP Series 2006-NC1 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class M-1, Class M-2, Class M-3, Class M-4, Class M-5, Class M-6, Class M-7, Class M-8 and Class M-9.

PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

Nothing to report.

ITEM 8 - Other Information.

Nothing to report.

ITEM 9 - Exhibits

(a) Documents filed as part of this report.

Exhibit 99.1 February 2006 Monthly Statement to Certificateholders

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement, dated as of January 1, 2006 among Residential Asset Mortgage Products, Inc., as depositor, Residential Funding Corporation, as master servicer and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8 K filed by the Issuing Entity with the Securities and Exchange Commission on February 14, 2006).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of January 30, 2006 between Residential Asset Mortgage Products, Inc. and Residential Funding Corporation (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8 K filed by the Issuing Entity with the Securities and Exchange Commission on February 14, 2006).

Exhibit 10.3 Confirmation, dated as of January 30, 2006 between Bank of America, N.A. and U.S. Bank National Association, as trustee on behalf of the RAMP Series 2006-NC1 Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8 K filed by the Issuing Entity with the Securities and Exchange Commission on February 14, 2006).

Exhibit 99.1 February 2006 Monthly Statement to Certificateholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: March 7 , 2006

RAMP Series 2006-NC1 Trust
(Issuing entity)

By: Residential Funding Corporation, as Master Servicer

By: /s/ Barbara Wendt
Name: Barbara Wendt
Title: Managing Director

EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS